Schedule of Stock Option Activity (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Number of Options, Beginning Outstanding		11,215		12,235		12,006
Weighted-average Exercise Price, Beginning Outstanding		$ 96.90		$ 96.90		$ 102.9
Number of option remaining contractual term				112 years 6 months		107 years 4 months 24 days	100 years 6 months
Number of Options, Granted						1,633
Weighted-average Exercise Price, Granted						$ 48.00
Weighted Average Remaining Contractual Life, Granted						102 years
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited				(1,020)		(1,404)
Weighted Average Exercise Price, Cancelled				$ 97.80		$ 117.60
Weighted Average Remaining Contractual Life, Cancelled				49 years 6 months		43 years 2 months 12 days
Number of Options, Ending Outstanding				11,215		12,235	12,006
Weighted-average Exercise Price, Ending Outstanding				$ 96.90		$ 96.90	$ 102.9
Number of option outstanding				11,215		12,235	12,006
Weighted average exercise price				$ 96.90		$ 96.90	$ 102.9
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of Options, Beginning Outstanding			1,901,410,519
Weighted-average Exercise Price, Beginning Outstanding			$ 0.0036
Number of option remaining contractual term			8 years 10 months 17 days
Number of Options, Granted					1,901,410,519
Weighted-average Exercise Price, Granted					$ 0.0036
Number of Shares, Exercised			1,568,866,805
Number of Options, Forfeited			(237,139,599)
Number of Options, Ending Outstanding		1,664,270,920	1,664,270,920		1,901,410,519
Weighted-average Exercise Price, Ending Outstanding		$ 0.0036	$ 0.0036		$ 0.0036
Weighted-average Exercise Price, Forfeited			$ 0.0036
Number of Options, Exercisable	[1]	1,568,866,805	1,568,866,805
Weighted-average Exercise Price, Exercisable	[1]	$ 0.0036	$ 0.0036
Exercise price		0.0036	0.0036
Number of option outstanding		1,664,270,920	1,664,270,920		1,901,410,519
Weighted average exercise price		$ 0.0036	$ 0.0036		$ 0.0036
Weighted average number of option exercisable	[1]	1,568,866,805	1,568,866,805
Weighted average exercise price	[1]	$ 0.0036	$ 0.0036

[1]	All vested options are only exercisable upon the company filing an S-8 to register the underlying shares.